UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194
FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)
1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)
Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31, 2004

Date of reporting period:	January 31, 2005

Item 1 – Schedule of Investments.

U.S. TREASURY MONEY MARKET FUND

January 31, 2005 (Unaudited)

Face Value		Value
	U.S. TREASURY OBLIGATIONS 27.21%
	U.S. Treasury Bills:
$11,000,000	5.78%, 2/24/05	$10,986,085

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,986,085		10,986,085

			Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 59.15%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collateralized by Federal Home Loan Mortgage Corp. 4.65% due 10/10/13 with a repurchase amount of $1,500,103		1,500,000	$1,530,101

Agreement with Bank of America and Bank of New York (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Notes, 2.00% due 5/15/06 with a repurchase amount of $8,000,544		8,000,000	8,160,910

Agreement with Credit Suisse First Boston and J.P Morgan Chase & Co. (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collaterized by U.S. Treasury Notes, 3.00% due 12/31/06 with a repurchase amount of $1,500,102		1,500,000	1,532,527

Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Notes, 4.25% due 11/15/14 with a repurchase amount of $8,000,544		8,000,000	8,160,641

Agreement with J.P Morgan and Chase (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Strips, due 2/15/12 - 11/15/14 with a repurchase amount of $1,500,102		1,500,000	1,531,302

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 2.44%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Strips, due 5/15/05 with a repurchase amount of $382,026		382,000	392,271

Agreement with Morgan Stanley and Bank of New York (Tri-party), 2.44%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Bonds, 5.375% due 2/15/31 with a repurchase amount of $1,500,102		1,500,000	1,543,498

Agreement with UBS Warburg and J.P Morgan Chase & Co. (Tri-party), 2.45%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S Treasury Notes, 3.50% due 11/15/09 with a repurchase amount of $1,500,102		1,500,000	1,530,221

TOTAL REPURCHASE AGREEMENTS		23,882,000	24,381,470

TOTAL INVESTMENTS	86.36%	$34,868,085

Liabilities in Excess of Other Assets	13.64%	5,508,734
NET ASSETS	100.00%	$40,376,819

Income Tax Information:

Total cost for federal income tax purposes: $34,868,085

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

January 31, 2005 (Unaudited)

Face Value			Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 44.96%

	Federal Home Loan Bank
$15,000,000	1.79%, 2/16/05 DN		$14,988,496
10,000,000	2.08%, 2/9/05 DN		9,995,130
15,000,000	2.45%, 3/21/05 *		14,999,976
20,000,000	2.45%, 4/25/05 *		19,999,172
10,000,000	2.49%, 10/3/05 *		9,997,104

	Federal Home Loan Mortgage Corp.
10,000,000	0.00% 2/1/05 DN		10,000,000
10,000,000	2.10%, 2/9/05 DN		9,995,088
10,000,000	2.42%, 9/9/05 *		10,001,276
10,000,000	2.73%, 11/7/05 *		9,999,023

	Federal National Mortgage Association		9,997,268
10,000,000	2.35%, 9/9/05 *		9,959,904
10,000,000	2.12%, 4/8/05 DN

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $129,932,437)			129,932,437

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 38.71%
	Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.5%, dated 1/31/05 and maturing 2/1/05, collateralized by Federal National Mortgage Association Discount Notes, due 4/1/05, Federal Farm Credit Discount Notes, 3.03%, due 1/13/06, and Federal National Mortgage Association Discount Notes, 3.13% due 7/15/06 with a repurchase amount of $50,003,472		50,000,000	$51,000,573

	Agreement with Bank of America and Bank of New York (Tri-party), 2.51%, dated 1/31/05 and maturing 2/1/05, collateralized by Federal National Mortgage Association Discount Notes, 2.82% due 7/27/05, with a repurchase amount of $50,003,486		50,000,000	51,000,106

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 2.44%, dated 1/31/05 and maturing 2/1/05, collateralized by US Treasury Strips, 5.875% due 11/15/05, and by US Treasury Strips, 3.125% due 5/15/07 with a repurchase amount of $11,828,802		11,828,000	12,066,198

TOTAL REPURCHASE AGREEMENTS (Cost $111,828,000)			111,828,000	114,066,877

TOTAL INVESTMENTS (Cost $241,760,437)		83.68%	$241,760,437

Assets in Excess of Other Liabilities		16.32%	47,141,461
NET ASSETS		100.00%	$288,901,898

*  Floating rate security - rate disclosed as of January 31, 2005.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $241,760,437

PRIME MONEY MARKET FUND

January 31, 2005 (Unaudited)

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.29%
	FNMA
$4,000,000	2.35%, 09/09/05*	$3,998,907

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,998,907)		3,998,907

Due Date	Discount Rate or Coupon Rate	Principal Amount

	BANK NOTES 10.36%
Wells Fargo Bank
3/14/05	2.39%*	$5,000,000	5,000,000

TOTAL BANK NOTES (Cost $5,000,000)			5,000,000

	CERTIFICATES OF DEPOSIT 43.52%

UBS AG Stamford
2/17/05	1.95%	3,000,000	3,000,000

Unicred Italiano
3/17/05	2.02%	3,000,000	2,998,579

BNP Paribas
4/18/05	2.40%*	5,000,000	4,999,629
.
Royal Bank of Scotland
4/20/05	2.43%*	5,000,000	4,999,783

Fortis Bank
4/21/05	2.43%*	5,000,000	4,999,780

TOTAL CERTIFICATES OF DEPOSIT (Cost $20,997,771)			20,997,771

	COMMERCIAL PAPER 6.19%
Thames Asset Global
4/7/05	2.45%	3,000,000	2,986,678

TOTAL COMMERCIAL PAPER (Cost $2,986,678)			2,986,678

			Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 31.65%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.50%, dated 1/31/05 and maturing 2/1/05, collateralized by Freddie Mac Discount Note, due 12/30/05 with a repurchase amount of $7,000,486		7,000,000	$7,140,549

Agreement with Bank of America and Bank of New York (Tri-party), 2.51%, dated 1/31/05 and maturing 2/1/05, collateralized by Federal Home Loan Mortgage Corp, 4.65%, due 10/10/13 with a repurchase amount of $7,000,488		7,000,000	7,140,470

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 2.44%, dated 1/31/05 and maturing 2/1/05, collateralized by US Treasury Strips, due 05/15/13 with a repurchase amount of $1,273,086		1,273,000	1,300,189

TOTAL REPURCHASE AGREEMENTS (Cost $15,273,000)		15,273,000	15,581,208

TOTAL INVESTMENTS (Cost $48,256,356)	100.01%	$48,256,356
Other Assets in Excess of Liabilities	-0.01%	(5,785)
NET ASSETS	100.00%	$48,250,571

*  Floating rate security - rate disclosed as of January 31, 2005.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $48,256,356

American Freedom U.S. Government Money Market Fund

January 31, 2005 (Unaudited)

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 51.57%

	Federal Home Loan Bank
$5,000,000	1.98%, 2/09/05 DN	$4,997,565
5,000,000	1.75%, 2/16/05 DN	4,996,165
5,000,000	2.45%, 3/21/05*	4,999,992
15,000,000	2.45%, 4/25/05*	14,999,382

	Federal Home Loan Mortgage Corp.
5,000,000	2.00%, 2/09/05 DN	4,997,544
5,000,000	2.42%, 3/22/05 DN	4,983,489
4,000,000	2.47%, 3/29/05 DN	3,984,662
5,000,000	2.17%, 11/07/05*	4,999,512

	Federal National Mortgage Association
5,000,000	2.36%, 3/04/05 DN	4,989,679
3,000,000	2.20%, 4/08/05 DN	2,987,971
3,000,000	2.35%, 9/09/05*	2,999,181

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $59,935,142)		59,935,142

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 48.55%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.50%, dated 1/31/05 and maturing 2/1/05, collateralized by Federal Home Loan Bank Note, 2.65% due 2/25/05 with a repurchase amount of $26,001,806	26,000,000	$26,520,638

Agreement with Bank of America and Bank of New York (Tri-party), 2.51% dated 1/31/05 and maturing 2/1/05, collateralized by Federal National Mortgage Association Note, 2.84%, due 9/6/05, and Federal Home Loan Mortgage Corp. Note, 4.65% due 10/10/13 with a repurchase amount of $26,001,813	26,000,000	26,520,263

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 2.44%, dated 1/31/05 and maturing 2/1/05, collateralized by U.S. Treasury Note, 4.30% due 2/15/16 with a repurchase amount of $4,429,300		$4,429,000	$4,518,497

TOTAL REPURCHASE AGREEMENTS (Cost $56,429,000)		56,429,000	57,559,398

TOTAL INVESTMENTS (Cost $116,364,142)	100.13%	$116,364,142
Liabilities in Excess of Other Assets	-0.13%	(145,388)
NET ASSETS	100.00%	$116,218,754

*  Floating rate security - rate disclosed as of January 31, 2005.  Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $116,364,142

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 30, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 30, 2005

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